LONG-TERM BORROWINGS DUE TO RELATED PARTY - Future maturities (Details) - Related Party	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)
2021	$ 135,152	¥ 882,900
2022	142,847	933,170
2023	156,092	1,019,695
2024	170,565	1,114,243
2025	186,381	1,217,558
Thereafter	406,900	2,658,129
Total	$ 1,197,937	¥ 7,825,695	¥ 8,226,599	$ 1,200,000	¥ 7,800,000